INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAXES

NOTE 19 — INCOME TAXES

United States

Aerwins Technologies Inc. is a holding company registered in the State of Delaware incorporated in June 2022. The U.S. federal income tax rate is 21%.

Japan

The Company conducts its major businesses in Japan and is subject to tax in this jurisdiction. During the three months periods ended September 30, 2023 and 2022, all taxable income (loss) of the Company is generated in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in an effective statutory rate of approximately 34.59% for the nine months ended September 30, 2023 and 2022.

For the nine months ended September 30, 2023 and 2022, the Company’s income tax expenses are as follows:

	For the Nine months Ended
	September 30,
	2023	2022
Current	$-	$19,661
Deferred	-	-
Total	$-	$19,661

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the Japanese statutory tax rate for the nine months ended September 30, 2023 and 2022 is as follows:

	For the Nine months Ended
	September 30,
	2023	2022
Japanese statutory tax rate	34.59%	34.59%
Change in valuation allowance	(34.59)%	(34.76)%
Effective tax rate	(0.00)%	(0.17)%

For the Nine months ended September 30, 2023 and 2022 (unaudited)

The Company’s provision for income taxes for interim periods was determined using an estimate of its annual effective tax rate. Each quarter, the Company updates its estimate of the annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period.

The Company recognized income tax expense for the nine months ended September 30, 2023 and 2022, both of which were estimated corporate inhabitant taxes.

Pono Capital Corp [Member]
INCOME TAXES

NOTE 8. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up costs	$311,964	$104,959
Net operating loss carryforwards	16,627	29,828
Total deferred tax assets	328,591	134,787
Valuation allowance	(328,591)	(134,787)
Deferred tax liabilities:
Unrealized gain on investments	—	—
Total deferred tax liabilities	—	—
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2022 and the period from February 12, 2021 (inception) through December 31, 2021 consists of the following:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Federal
Current	$289,122	$—
Deferred	(116,642)	(134,787)
State
Current	—	—
Deferred	(77,162)	—
Change in valuation allowance	193,804	134,787
Income tax provision	$289,122	$—

As of December 31, 2022, the Company has US federal and Hawaii state operating loss carry forwards of $0 and $328,864, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For year ended December 31, 2022 and for the period from February 12, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $193,804 and $134,787, respectively.

A reconciliation of the federal income tax rate are as follows:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(2.6)%	0.0%
Change in fair value of derivative warrant liabilities	(25.1)%	(25.1)%
Non-deductible transaction costs	9.9%	2.3%
Change in valuation allowance	6.4%	1.8%
Income tax provision	9.6%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by these various taxing authorities.